Employee Benefits (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Employee Benefits [Abstract]
Percentage of employee's contribution	5.00%
Maximum amount	$ 192
Mandatory provident fund expense	$ 19,238	$ 17,544	$ 16,847